Deposits (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Interest-bearing:
Savings deposits	₨ 7,058,000.9	$ 75,221.2	₨ 6,304,659.5
Time deposits	20,439,591.3	217,836.4	17,689,697.7
Total interest-bearing deposits	27,497,592.2	293,057.6	23,994,357.2
Non-interest-bearing deposits	3,504,125.5	37,345.5	3,116,596.7
Total	₨ 31,001,717.7	$ 330,403.1	₨ 27,110,953.9